Goodwill and Intangible Assets - Finite-Lived Intangible Assets, Net of Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Net carrying amount	$ 55,654	$ 80,039
Gross carrying amount	106,700	123,981
Accumulated amortization	(51,046)	(43,942)
Net carrying amount	55,654	80,039
Market Making [Member]
Goodwill [Line Items]
Net carrying amount	11,422	25,283
Net carrying amount	11,422	25,283
Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	44,232	54,756
Net carrying amount	44,232	54,756
Trading Rights [Member]
Goodwill [Line Items]
Net carrying amount	11,381	25,283
Gross carrying amount	15,520	28,520
Accumulated amortization	(4,139)	(3,237)
Net carrying amount	11,381	25,283
Trading Rights [Member] | Market Making [Member]
Goodwill [Line Items]
Net carrying amount	11,381	25,283
Net carrying amount	11,381	25,283
Trade Names [Member]
Goodwill [Line Items]
Net carrying amount	7,004	7,557
Gross carrying amount	9,800	9,800
Accumulated amortization	(2,796)	(2,243)
Net carrying amount	7,004	7,557
Trade Names [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	7,004	7,557
Net carrying amount	7,004	7,557
Other [Member]
Goodwill [Line Items]
Net carrying amount	4,024	9,154
Gross carrying amount	13,880	18,761
Accumulated amortization	(9,856)	(9,607)
Net carrying amount	4,024	9,154
Other [Member] | Market Making [Member]
Goodwill [Line Items]
Net carrying amount	41
Net carrying amount	41
Other [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	3,983	9,154
Net carrying amount	3,983	9,154
Customer and Broker Relationships [Member]
Goodwill [Line Items]
Net carrying amount	33,245	38,045
Gross carrying amount	67,500	66,900
Accumulated amortization	(34,255)	(28,855)
Net carrying amount	33,245	38,045
Customer and Broker Relationships [Member] | Global Execution Services [Member]
Goodwill [Line Items]
Net carrying amount	33,245	38,045
Net carrying amount	$ 33,245	$ 38,045